Accounts receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Trade receivables

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Receivables from collaboration agreements	5,857	4,093
Total	5,857	4,093